Income tax - Income tax rates (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Corporate income tax rate	30.00%	30.00%	30.00%
Employee wages and benefits tax deductible (as a percent)	47.00%
Withholding tax on dividends distributions (as a percent)	10.00%
Consolidated basis tax income	$ 1,224,156	$ 302,029	$ 938,304
Maximum
Income tax
Employee wages and benefits tax deductible (as a percent)	53.00%
Guatemala
Income tax
Corporate income tax rate	25.00%
Costa Rica
Income tax
Corporate income tax rate		30.00%
Period in which tax losses can be carried forward	3 years
El Salvador
Income tax
Corporate income tax rate			30.00%
Mexico
Income tax
Period in which tax losses can be carried forward	10 years